Income Taxes - Deferred Tax Liabilities and Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (2,170,000,000)	$ (3,174,000,000)
Deferred tax liability	(2,170,000,000)	(3,174,000,000)	$ (2,724,000,000)
Deferred income taxes	974,000,000	(396,000,000)
Income tax relating to components of other comprehensive income	30,000,000	(58,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	4,000,000
Exploration and evaluation assets and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,053,000,000)	(4,089,000,000)	(3,727,000,000)
Deferred income taxes	967,000,000	(260,000,000)
Income tax relating to components of other comprehensive income	69,000,000	(106,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	4,000,000
Foreign exchange gains taxable on realization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(150,000,000)	(174,000,000)	(177,000,000)
Deferred income taxes	51,000,000	(43,000,000)
Income tax relating to components of other comprehensive income	(27,000,000)	46,000,000
Increase (decrease) other differences deferred tax liability (asset)	0	0
Debt issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(5,000,000)	(4,000,000)	(3,000,000)
Deferred income taxes	(1,000,000)	(1,000,000)
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(152,000,000)	(28,000,000)	(90,000,000)
Deferred income taxes	(124,000,000)	62,000,000
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Pension plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(16,000,000)	(8,000,000)	(40,000,000)
Deferred income taxes	9,000,000	(15,000,000)
Income tax relating to components of other comprehensive income	(1,000,000)	(17,000,000)
Increase (decrease) other differences deferred tax liability (asset)	0	0
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(666,000,000)	(654,000,000)	(679,000,000)
Deferred income taxes	16,000,000	(29,000,000)
Income tax relating to components of other comprehensive income	(4,000,000)	4,000,000
Increase (decrease) other differences deferred tax liability (asset)	0	0
Loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(517,000,000)	(468,000,000)	(523,000,000)
Deferred income taxes	56,000,000	(70,000,000)
Income tax relating to components of other comprehensive income	(7,000,000)	15,000,000
Increase (decrease) other differences deferred tax liability (asset)	0	0
Financial assets at fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,000,000	9,000,000	$ (31,000,000)
Deferred income taxes	0	(40,000,000)
Income tax relating to components of other comprehensive income	0	0
Increase (decrease) other differences deferred tax liability (asset)	0	0
Foreign subsidiaries, branches and interest in join ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	0
Unused tax losses, expire between 2030 and 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ (2,105,000,000)	$ (1,806,000,000)